BUSINESS COMBINATION (Details Textual)	1 Months Ended		12 Months Ended						12 Months Ended			1 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended
	May 18, 2011 USD ($)	May 18, 2011 SGD	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 01, 2010	Sep. 01, 2009 USD ($)	Sep. 01, 2009 CNY	Jun. 30, 2012 Incentive Shares [Member]	Sep. 01, 2009 Beijing Wodeweiye Technology Limited [Member] USD ($)	Sep. 01, 2009 Beijing Wodeweiye Technology Limited [Member] CNY	Jul. 31, 2011 Concord [Member] USD ($)	May 18, 2011 Concord [Member] USD ($)	May 18, 2011 Concord [Member] SGD	May 31, 2011 Concord [Member] USD ($)	Jun. 30, 2012 Concord [Member] USD ($)	Jul. 01, 2011 Concord [Member] USD ($)	Jun. 30, 2012 Customer Relationships [Member]	Jun. 30, 2012 Customer Relationships [Member] Concord [Member]	Jun. 30, 2011 Customer Relationships [Member] Concord [Member] USD ($)	Jun. 30, 2012 Order Backlogs [Member] Concord [Member] USD ($)
Equity Method Investment Ownership Percentage Acquried	100.00%	100.00%					51.00%	51.00%		51.00%	51.00%		100.00%	100.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 43,200,000			$ 42,910,784			$ 294,422	2,000,000		$ 294,422	2,000,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount			27,588,883	27,588,883			286,610			286,610						27,588,883
Business Acquisition, Cost of Acquired Entity, Cash Paid	33,789,285	41,500,000					279,120			279,120			33,789,285	41,500,000
Equity Method Investment, Ownership Percentage	100.00%	100.00%			49.00%	28.04%							100.00%	100.00%
Payment For Business Acquisition												20,750,000			20,750,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,006,788	1,006,788											1,006,788	1,006,788
Equity Method Investment, Quoted Market Value																	9,121,499
Options outstanding, Options granted									1,510,181
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets				1,957,253																529,162	1,428,091
Finite-Lived Intangible Asset, Useful Life																		5 years	5 years		2 years
Revenues			321,703,932	262,841,886	174,089,196											24,237,402
Net Income (Loss) Attributable To Parent			$ 56,221,847	$ 41,469,998	$ 25,704,538											$ 1,936,780